[QUARLES & BRADY LLP LETTERHEAD]



                                          June 26, 2003


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington DC 20549

      ATTENTION: ALISON WHITE

      Re:   WOODMEN OF THE WORLD AND/OR OMAHA WOODMEN LIFE INSURANCE
            SOCIETY (THE "REGISTRANT")
            1933 REGISTRATION NO. 333-101231
            1940 ACT FILE NO. 811-21254
            RULE 497(J) CERTIFICATION FOR STATEMENT OF ADDITIONAL INFORMATION

Ladies and Gentlemen:

      This is to certify that the definitive Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 of the Registrant named above would not have contained any changes as compared to the form of the Statement of Additional Information included in said Amendment.

      The Amendment was filed on May 16, 2003 and is scheduled to be declared effective on July 1, 2003. A definitive prospectus with respect to the Amendment is being filed separately pursuant to Rule 497(c). The definitive Prospectus and Statement of Additional Information are dated July 1, 2003.

                                          Very truly yours,

                                          Quarles & Brady LLP


                                          /s/Michelle L. Atkins

                                          Michelle L. Atkins

971062.40010

cc (w/enc): Joseph F. Wreschnig, Esq.
            Fredrick G. Lautz, Esq.